BUSINESS COMBINATIONS - Merger with EJF Acquisition Corp - Narrative (Details) $ / shares in Units, $ in Thousands		12 Months Ended
	Jun. 22, 2022 USD ($) vote founder $ / shares shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jun. 21, 2022 ₪ / shares
Business Acquisition [Line Items]
Preferred share, par or stated value per share (in New Israeli Shekel per share) | ₪ / shares					₪ 0.01
Common share, par value (in dollars per share) | $ / shares	$ 120.00
Number of founders | founder	3
PIPE financing, gross proceeds received | $	$ 350,000	$ 27,892	$ 0	$ 0
Number of shares of common stock issued (in shares) | shares	2,916,666
Gross proceeds resulting from the transaction | $	$ 350,000
Payments of reverse recapitalization transaction costs | $	57,300
Reverse recapitalization, warrant transaction costs | $	$ 1,200
Reverse share split	0.0054
Warrant liability - Public Warrants
Business Acquisition [Line Items]
Warrants outstanding (in shares) | shares	798,611
Warrant purchase price (in dollars per share) | $ / shares	$ 138
Warrant liability - Private Placement Warrants
Business Acquisition [Line Items]
Warrants outstanding (in shares) | shares	430,555
Warrant purchase price (in dollars per share) | $ / shares	$ 138
Common Class A
Business Acquisition [Line Items]
Number of votes per share | vote	10
Number of shares converted per common share (in shares) | shares	1
Common Class A | EJF Acquisition Corp. (EJFA)
Business Acquisition [Line Items]
Common share, par value (in dollars per share) | $ / shares	$ 0.0001
Number of shares converted per common share (in shares) | shares	1
Common Class B
Business Acquisition [Line Items]
Number of votes per share | vote	1
Common Class B | EJF Acquisition Corp. (EJFA)
Business Acquisition [Line Items]
Common share, par value (in dollars per share) | $ / shares	$ 0.0001